Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowances For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (13,332)	[1]	$ (12,595)	[1]	$ (10,320)	[1]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(8,686)	[1]	(9,118)	[1]	(10,861)	[1]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(786)	[1]	(472)	[1]	(656)	[1]
DEDUCTIONS	11,280	[1],[2]	8,853	[1],[2]	9,242	[1],[2]
BALANCE AT END OF PERIOD	(11,524)	[1]	(13,332)	[1]	(12,595)	[1]
Allowances For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(368)	[3]	(408)	[3]	(482)	[3]
(CHARGED) CREDITED TO COSTS AND EXPENSES	123	[3]	40	[3]	28	[3]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(60)	[3]			44	[3]
DEDUCTIONS					2	[2],[3]
BALANCE AT END OF PERIOD	$ (305)	[3]	$ (368)	[3]	$ (408)	[3]

[1]	Classified in consolidated balance sheet as a reduction of accounts receivable.
[2]	With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible or written off, payments, companies divested, etc.
[3]	Classified in consolidated balance sheet as a reduction of other assets.